PROJECT ASSETS - Schedule of Project Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PROJECT ASSETS
Project assets - Module cost		$ 1,077,213
Project assets - Development and construction cost	$ 51,613,275	14,631,425
Project assets - Others	945,779	429,199
Total project assets	52,559,054	16,137,837
Current portion	25,969,148	9,587,254
Non-current portion	$ 26,589,906	$ 6,550,583